As filed with the Securities and Exchange Commission on March 26, 2020

1933 Act File No. 333-_______

1940 Act File No. 811-23481

U.S. Securities and Exchange Commission

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[X] Registration Statement Under the Securities Act of 1933

[ ] Pre-Effective Amendment No. _

[ ] Post-Effective Amendment No. _

and

[X] Registration Statement Under the Investment Company Act of 1940

[X] Amendment No. 6

RiverNorth Flexible Municipal Income Fund, Inc.

Exact Name of Registrant as Specified in Charter

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(312) 832-1440

Registrant’s Telephone Number, including Area Code

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Morrison C. Warren, Esq.	Allison M. Fumai, Esq.
Walter L. Draney, Esq.	Dechert LLP
E. Roy Kim, Esq.	1095 Avenue of the Americas
Chapman and Cutler LLP	New York, New York 10036
111 West Monroe Street
Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

_______________

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

[ ] when declared effective pursuant to section 8(c)

If appropriate, check the following box:

[ ] This amendment designates a new effective date for a previously filed registration statement.

[X] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-234122.

_______________

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Stock, $0.0001 par value	925,000	$20.00	$18,500,000	$2,401.30

(1)	825,000 shares of which may be purchased pursuant to an over-allotment option granted by the Registrant to the Underwriters.

(3)	Estimated solely for the purpose of determining the registration fee.

EXPLANATORY NOTE

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-234122) filed by RiverNorth Flexible Municipal Income Fund, Inc. (the “Registrant”) with the Securities and Exchange Commission, declared effective March 26, 2020, are incorporated herein by reference. On March 25, 2020, the Registrant registered 5,000,000 shares of common stock in Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement filed on Form N-2 and, on March 26, 2020, the Registrant registered an additional 400,000 shares of common stock in Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on Form N-2. When the shares of common stock previously registered are combined with the shares of common stock registered herein, the total number of shares registered by the Registrant is 6,325,000 shares. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. A Financial Statement indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 were filed in Pre-effective Amendment No. 4 to the Registration Statement on Form N-2 (File No. 333-234122).

2.	Exhibits:

a.1.	Articles of Incorporation. (1)

a.2.	Articles of Amendment and Restatement. (3)

b.	By-Laws of Fund. (3)

c.	None.

d.	None.

e.	Dividend Reinvestment Plan. (4)

f.	None.

g.1	Form of Investment Management Agreement between Registrant and RiverNorth Capital Management, LLC. (2)

g.2	Sub-Advisory Agreement between RiverNorth Capital Management, LLC and MacKay Shields LLC. (4)

h.1	Form of Underwriting Agreement. (4)

h.2	Form of Master Agreement Among Underwriters. (4)

h.3	Form of Master Selected Dealers Agreement. (4)

h.4	Closed-End Fund Distribution Services Agreement. (4)

i.	None.

j.1	Master Custodian Agreement. (4)

j.2	Letter Amending Appendix A to the Master Custodian Agreement. (4)

k.1	Agency Agreement with DST Systems, Inc. (4)

k.2	Adoption Agreement to Agency Agreement. (4)

k.3	Administration Bookkeeping and Pricing Services Agreement with ALPS Fund Services, Inc. (4)

k.4	Form of Structuring Fee Agreement with UBS Securities LLC. (4)

k.5	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC. (4)

k.6	Form of Structuring Fee Agreement with RBC Capital Markets, LLC. (4)

k.7	Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Incorporated. (4)

k.8	Form of Sales Incentive Agreement. (4)

l.1	Opinion and consent of Fund counsel.

l.2	Opinion and consent of Maryland counsel.

m.	None.

n.	Consent of Independent Registered Public Accounting Firm.

o.	None.

p.	Subscription Agreement. (4)

q.	None.

r.1	Code of Ethics of Registrant. (4)

r.2	Code of Ethics of RiverNorth Capital Management, LLC. (4)

r.3	Code of Ethics of Mackay Shields LLC. (4)

s.	Powers of Attorney. (3)

(1)	Filed on October 7, 2019 with Registrant’s Registration Statement on Form N-2 (File No. 333- 234122) and incorporated herein by reference.
(3)	Filed on February 18, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 333- 234122) and incorporated herein by reference.
(3)	Filed on February 24, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 333- 234122) and incorporated herein by reference.
(4)	Filed on March 25, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 333- 234122) and incorporated herein by reference.
(5)	Filed on March 26, 2020 with Registrant’s Registration Statement on Form N-2 (File No. 333- 234122) and incorporated herein by reference.

Item 26: Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, the Form of Closed-End Fund Distribution Services Agreement, the Form of Structuring Fee Agreement with UBS Securities LLC, the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement with RBC Capital Markets, LLC, the Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Incorporated and the Form of Sales Incentive Fee Agreement filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (h)(4), Exhibit (k)(4), Exhibit (k)(5), Exhibit (k)(6), Exhibit (k)(7), and Exhibit (k)(8), respectively, to the Registrant's Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$16,820
Financial Industry Regulatory Authority, Inc. Fees	$17,050
Printing and Engraving Expenses	$181,000
Legal Fees	$292,000
Listing Fees	$20,000
Accounting Expenses	$5,000
Blue Sky Filing Fees and Expenses	$-
Miscellaneous Expenses	$286,440
Total	$818,310

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

At March 26, 2020

Title of Class	Number of Record Holders
Common Shares, $0.0001 par value	1

Item 30: Indemnification

Section 7.2 of the Articles of Amendment and Restatement of the Registrant provides as follows:

Any person who is made a party or is threatened to be made a party in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, enterprise, or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements, and reasonable expenses (including attorneys’ fees) actually incurred by such person in connection with such action, suit, or proceeding to the fullest extent permissible under Maryland law, the Securities Act, and the 1940 Act, as such statutes are now or hereinafter in force. In addition, the Corporation shall advance expenses to its current and former directors and officers who are made, or are threatened to be made, parties to any action, suit, or proceeding described above to the fullest extent that advancement of expenses is permitted by Maryland law, the Securities Act and the 1940 Act. The Board of Directors, by Bylaw, resolution, or agreement, may make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by Maryland law. No provision of this Article VII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which she or he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of her or his office. Upon the direction of the Board of Directors, an advancement-of-costs agreement may be required in order to require the repayment of reimbursed expenses in the event that the foregoing exclusion was later determined to apply.

Reference is made to Section 9 of the Form of Underwriting Agreement filed as Exhibit (h)(1) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Advisers

The information in the Statement of Additional Information under the captions “Board Members and Officers” is hereby incorporated by reference.

The principal occupation of the directors and officers of RiverNorth Capital Management, LLC (the “Adviser”) are their services as directors and officers of the Adviser. The address of the Adviser is 325 North LaSalle Street, Suite 645, Chicago, Illinois 60654.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of the Adviser is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name*	Positions with RiverNorth Capital Management, LLC	Other Business Connections	Type of Business
Patrick W. Galley	Chief Executive Officer, Chief Investment Officer and Board of Managers	President and Trustee, RiverNorth Funds; Board of Directors, RiverNorth Holdings, Co.; Board of Managers, RiverNorth Financial Holdings, LLC.	Investments
Jonathan M. Mohrhardt	President, Chief Operating Officer and Board of Managers	Treasurer, RiverNorth Funds; Board of Directors, RiverNorth Holdings, Co.; Board of Managers, RiverNorth Financial Holdings, LLC	Investments
Marcus L. Collins	Secretary, General Counsel and Chief Compliance Officer	Chief Compliance Officer, RiverNorth Funds	Investments
Stephen A. O’Neill	Portfolio Manager	Portfolio Manager, RiverNorth Funds	Investments

*	The address for each of the named is 325 North LaSalle Street, Suite 645, Chicago, Illinois 60654.

Mackay Shields LLC

The Registrant’s sub-adviser, Mackay Shields LLC (the “Subadviser”), is a Delaware limited liability company. The list required by this Item 31 of officers and trustees of the Subadviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Subadviser and such officers and trustees during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-5594) filed by the Subadviser pursuant to the Investment Advisers Act of 1940, as amended.

Item 32: Location of Accounts and Records.

RiverNorth Capital Management, LLC maintains the Charter, By-Laws, minutes of directors and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.	Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not Applicable

5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 26th day of March, 2020.

RiverNorth Flexible Municipal Income Fund, Inc.

By:	/s/ Patrick W. Galley
Patrick W. Galley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
By: /s/ Patrick W. Galley	President (Principal Executive Officer)	March 26, 2020
Patrick W. Galley
By: /s/ Jonathan M Mohrhardt	Chief Financial Officer and Treasurer (Principal Financial Officer/Principal Accounting Officer)	March 26, 2020
Jonathan M Mohrhardt
By: /s/ Patrick W. Galley	Chairman of the Board and Director	March 26, 2020
Patrick W. Galley
John K. Carter(1)	Director )	By: /s/ Patrick W. Galley
John S. Oakes(1)	Director )	Patrick W. Galley
J. Wayne Hutchens(1)	Director )	Attorney-In-Fact
David M. Swanson(1)	Director )	March 26, 2020
Jerry Raio(1)	Director )

(1)	Original powers of attorney authorizing Joshua B. Deringer, Diana E. McCarthy and Patrick W. Galley to execute Registrant’s Registration Statement, and Amendments thereto, for the directors of the Registrant on whose behalf this Registration Statement is filed, were previously executed and were filed on February 24, 2020 as Exhibit s. to the Registrant’s Registration Statement on Form N-2 (File No. 333-234122).

INDEX TO EXHIBITS

l.1	Opinion and consent of Fund counsel.
l.2	Opinion and consent of Maryland counsel.
n.	Consent of Independent Registered Public Accounting Firm.